FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowances for ECL determined for the different classes of financial assets developed (Details) - Trade receivables - Allowances - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
- not credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	€ (123)	€ (137)
Additions	(196)
Utilization		14
Closing Balance	(319)	(123)
- credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	(376)	(569)
Additions	(99)
Utilization		193
Closing Balance	€ (475)	€ (376)